                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]     is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     5/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $175,124
                                            [thousands]


List of Other Included Managers:  None







































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

                                                   FORM 13F INFORMATION TABLE
                                                     AS OF DECEMBER 31, 2000

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
   ---------       --------      --------   --------      --------         ---------    --------         --------
                                                                                                  VOTING AUTHORITY (SHARES)

                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER     SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  CUSIP     (X$1000)  PRN  AMT  PRN CALL   DISCRETION     MGR.       (A)      (B)       (C)
--------------    --------------  ------  ----------- --------  --------   ---------      ------    ------  -------   ------
360 Networks Inc.
  (TSIX)              Common    88575T2056        40     11,295    SH       SOLE         NONE       11,295
Abbott Labs. (ABT)    Common    002824100     10,027    212,485    SH       SOLE         NONE      212,485
Akai Holdings Ltd.
  (Semi Tech Global)  ORD       G8020P-10-6        5  1,540,000    SH       SOLE         NONE    1,540,000
Allianz A.G. Regd.
  NPV (ALLZF)         Reg.      DE0008404005     407      1,400    SH       SOLE         NONE        1,400
American Express Co.
  (AXP)               Common    025816109        211      5,100    SH       SOLE         NONE        5,100
American Standard
  (ASD)               Common    029712106      1,477     25,000    SH       SOLE         NONE       25,000
Amvescap PLC          ORD       GB0001282697     185     12,699    SH       SOLE         NONE       12,699
Anderson GRP Inc.
  (ANDR)              Common    0335011070       914    104,401    SH       SHARED       NONE      104,401
Apple Computer Inc.
  (APPL)              Common    037833100      2,273    103,000    SH       SOLE         NONE      103,000
AT&T Corp. (T)        Common    001957109      1,131     53,100    SH       SOLE         NONE       53,100
Charles Schwab Corp.
  (SCH)               Common    808513105     26,846  1,740,996    SH       SOLE         NONE    1,740,996
Cisco Corp. (CSCO)    Common    17275R102        910     57,554    SH       SOLE         NONE       57,554
Citigroup Inc. (C)    Common    172967101     13,983    310,876    SH       SOLE         NONE      310,876
City Developments     Common    SGIR89002252     131     40,000    SH       SOLE         NONE       40,000
CMGI Inc. (CMGI)      Common    125750109        102     40,000    SH       SOLE         NONE       40,000
DaimlerChrysler AG
  (DCX)               Common    DE0007100000  10,417    233,670    SH       SOLE         NONE      233,670
Deutsche Bank ADR
  (DTBKY)             ADR       251525309        530      6,925    SH       SOLE         NONE        6,925
Deutsche Bank Ord
  (DBKNF)             ORD       DE0005140008   8,351    109,942    SH       SOLE         NONE      109,942
Doubleclick, Inc.
  (DCLK)              Common    258609304        867     75,000    SH       SOLE         NONE       75,000
Estee Lauder Cos.
  Inc. CL A           Class A   518439104      1,143     31,400    SH       SOLE         NONE       31,400
Gillette Co. (G)      Common    375766102      3,451    110,700    SH       SOLE         NONE      110,700





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Goldman Sachs Group,
  Inc.                Common    38141G104     25,006    293,841    SH       SOLE         NONE      293,841
Inktomi Corp. (INKT)  Common    457277101         67     10,000    SH       SOLE         NONE       10,000
Intel Corp. (INTC)    Common    458140100        721     27,400    SH       SOLE         NONE       27,400
Intl. Business Machs
  Corp. (IBM)         Common    459200100        818      8,505    SH       SOLE         NONE        8,505
Kimberly Clark Corp.
  (KMB)               Common    494368103      3,392     50,000    SH       SOLE         NONE       50,000
Lernout & Hauspie
  Speech Prodts N.V.  Nasdaq    B5628B-10-4       22     14,000    SH       SOLE         NONE       14,000
Lilly, Eli & Co.
  (LLY)               Common    532457108      5,436     70,912    SH       SOLE         NONE       70,912
Loewen Group Inc.     Common    54042L-10-0        1     15,000    SH       SOLE         NONE       15,000
Lucent Technologies
  Inc. (LU)           Common    549463107      2,690    269,833    SH       SOLE         NONE      269,833
Merck  Co. Inc. (MRK) Common    589331107      2,823     37,200    SH       SOLE         NONE       37,200
Merrill Lynch & Co.
  Inc. (MER)          Common    590188108      5,297     95,622    SH       SOLE         NONE       95,622
Microsoft Corp.
  (MSFT)              Common    594918104        137      2,500    SH       SOLE         NONE        2,500
Morgan Stnly
  Dean Witter (MWD)   Common    617446448      1,193     22,306    SH       SOLE         NONE       22,306
Motorola Inc. (MOT)   Common    620076109      3,526    247,250    SH       SOLE         NONE      247,250
Multex.Com            Common    625367107        155     10,000    SH       SOLE         NONE       10,000
Netro Corp. (NTRO)    Common    64114R109        150     30,000    SH       SOLE         NONE       30,000
Nokia Corp.
  Spon Adr (NOK)      ADR       654902204        326     13,600    SH       SOLE         NONE       13,600
Openwave Sys Inc.
  (OPWV)              Common    683718100        257     12,941    SH       SOLE         NONE       12,941
Pfizer (PFE)          Common    717081103      1,253     30,601    SH       SOLE         NONE       30,601
Philip Morris Cos.
  Inc. (MO)           Common    718154107      1,997     41,450    SH       SOLE         NONE       41,450
Porsche AG Non Vtg
  PFD F (PSEPF)       Preferred DE0006937733     817        280    SH       SOLE         NONE          280
RCN Corp. (RCNC)      Common    749361101      7,344  1,218,000    SH       SOLE         NONE    1,218,000
S1 Corp. (SONE)       Common    78463B101        145     20,000    SH       SOLE         NONE       20,000
Sony Corp. Adr New
  (SNE)               ADR       835699307      8,167    113,032    SH       SOLE         NONE      113,032
Steinway Musical
  Instruments (LVB)   Common    858495104     12,286    746,890    SH       SOLE         NONE      741,890
Sun Microsystems Inc.
  (SUNW)              Common    866810104      1,045     68,000    SH       SOLE         NONE       68,000
Texas Instruments
  Inc. (TXN)          Common    882508104      4,824    155,700    SH       SOLE         NONE      155,700
Viacom Inc. (VIA/B)   Class B   925524308      1,670     37,975    SH       SOLE         NONE       37,975
Yahoo! Inc. (YHOO)    Common    984332106        158     10,000    SH       SOLE         NONE       10,000






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